Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN MULTISTATE TRUST II /MA/
Entity Central Index Key	0001018975
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000001516 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen California Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$77	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California Municipal Bond Fund returned 3.48% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund outperformed the S&P Municipal Bond California Index, which returned 3.01%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 12 years and longer, and an underweight to bonds with effective durations of two to six years.

•  Credit quality allocation, particularly overweights to the non‑rated, BBB‑ and BB‑rating segments.

•  Security selection, especially multi-family housing bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to public power bonds and an underweight to industrial development/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.48%	(0.11)%	2.17%

Class A Shares at maximum sales charge (Offering Price)	(0.83)%	(0.97)%	1.73%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond California Index	3.01%	0.67%	2.37%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,709,799,100
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 8,192,191
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$1,709,799,100

Total number of portfolio holdings	319

Portfolio turnover (%)	21%

Total management fees paid for the year	$8,192,191

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137687 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen California Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$155	1.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California Municipal Bond Fund returned 2.59% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond California Index, which returned 3.01%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 12 years and longer, and an underweight to bonds with effective durations of two to six years.

•  Credit quality allocation, particularly overweights to the non‑rated, BBB‑ and BB‑rating segments.

•  Security selection, especially multi-family housing bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to public power bonds and an underweight to industrial development/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.59%	(0.91)%	1.51%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond California Index	3.01%	0.67%	2.37%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,709,799,100
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 8,192,191
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$1,709,799,100

Total number of portfolio holdings	319

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 8,192,191

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen California Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen California Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California Municipal Bond Fund returned 3.62% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund outperformed the S&P Municipal Bond California Index, which returned 3.01%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 12 years and longer, and an underweight to bonds with effective durations of two to six years.

•  Credit quality allocation, particularly overweights to the non‑rated, BBB‑ and BB‑rating segments.

•  Security selection, especially multi-family housing bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to public power bonds and an underweight to industrial development/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.62%	0.10%	2.37%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond California Index	3.01%	0.67%	2.37%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,709,799,100
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 8,192,191
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$1,709,799,100

Total number of portfolio holdings	319

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 8,192,191

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Connecticut Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FCTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Connecticut Municipal Bond Fund returned 3.3% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond Connecticut Index, which returned 3.27%.

•  Top contributors to relative performance

•  Duration positioning, especially an overweight in bonds with effective durations longer than 10 years and underweight in bonds with effective durations of two to eight years.

•  Overweights to lower-rated bonds, notably the non‑rated, BB‑ and BBB‑rated segments.

•  Top detractors from relative performance

•  Sector allocation, particularly AA‑rated dedicated‑tax bonds.

•  An overweight to A‑rated credits.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.30%	0.07%	1.74%

Class A Shares at maximum sales charge (Offering Price)	(1.01)%	(0.79)%	1.30%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Connecticut Index	3.27%	1.16%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	2.81%	0.10%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 229,120,395
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,208,474
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$229,120,395

Total number of portfolio holdings	135

Portfolio turnover (%)	24%

Total management fees paid for the year	$1,208,474

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137688 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Connecticut Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FDCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.59%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Connecticut Municipal Bond Fund returned 2.48% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond Connecticut Index, which returned 3.27%.

•  Top contributors to relative performance

•  Duration positioning, especially an overweight in bonds with effective durations longer than 10 years and underweight in bonds with effective durations of two to eight years.

•  Overweights to lower-rated bonds, notably the non‑rated, BB‑ and BBB‑rated segments.

•  Top detractors from relative performance

•  Sector allocation, particularly AA‑rated dedicated‑tax bonds.

•  An overweight to A‑rated credits.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.48%	(0.74)%	1.09%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Connecticut Index	3.27%	1.16%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	2.81%	0.10%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 229,120,395
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,208,474
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$229,120,395

Total number of portfolio holdings	135

Portfolio turnover (%)	24%

Total management fees paid for the year	$1,208,474

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Connecticut Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Connecticut Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Connecticut Municipal Bond Fund returned 3.49% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond Connecticut Index, which returned 3.27%.

•  Top contributors to relative performance

•  Duration positioning, especially an overweight in bonds with effective durations longer than 10 years and underweight in bonds with effective durations of two to eight years.

•  Overweights to lower-rated bonds, notably the non‑rated, BB‑ and BBB‑rated segments.

•  Top detractors from relative performance

•  Sector allocation, particularly AA‑rated dedicated‑tax bonds.

•  An overweight to A‑rated credits.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.49%	0.26%	1.94%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Connecticut Index	3.27%	1.16%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	2.81%	0.10%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 229,120,395
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,208,474
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$229,120,395

Total number of portfolio holdings	135

Portfolio turnover (%)	24%

Total management fees paid for the year	$1,208,474

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Massachusetts Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.83%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Massachusetts Municipal Bond Fund returned 2.53% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 2.88%.

•  Top contributors to relative performance

•  Credit quality positioning, especially overweights to the non‑rated, BBB‑ and A‑rated segments, and an underweight to the AAA‑rated segment.

•  Duration positioning, especially an overweight to bonds with effective durations of 12 years and longer.

•  Top detractors from relative performance

•  Sector allocation, particularly overweights to AA‑rated dedicated‑tax and water/sewer bonds.

•  Security selection.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.53%	(0.33)%	1.73%

Class A Shares at maximum sales charge (Offering Price)	(1.78)%	(1.19)%	1.30%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Massachusetts Index	2.88%	0.55%	2.10%

Lipper Massachusetts Municipal Debt Funds Classification Average	2.46%	(0.20)%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 479,999,969
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,776,601
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$479,999,969

Total number of portfolio holdings	164

Portfolio turnover (%)	14%

Total management fees paid for the year	$2,776,601

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000137689 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Massachusetts Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$159	1.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.58%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Massachusetts Municipal Bond Fund returned 1.8% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond Massachusetts Index, which returned 2.88%.

•  Top contributors to relative performance

•  Credit quality positioning, especially overweights to the non‑rated, BBB‑ and A‑rated segments, and an underweight to the AAA‑rated segment.

•  Duration positioning, especially an overweight to bonds with effective durations of 12 years and longer.

•  Top detractors from relative performance

•  Sector allocation, particularly overweights to AA‑rated dedicated‑tax and water/sewer bonds.

•  Security selection.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.80%	(1.14)%	1.09%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Massachusetts Index	2.88%	0.55%	2.10%

Lipper Massachusetts Municipal Debt Funds Classification Average	2.46%	(0.20)%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 479,999,969
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,776,601
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$479,999,969

Total number of portfolio holdings	164

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,776,601

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Massachusetts Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Massachusetts Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Massachusetts Municipal Bond Fund returned 2.84% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond Massachusetts Index, which returned 2.88%.

•  Top contributors to relative performance

•  Credit quality positioning, especially overweights to the non‑rated, BBB‑ and A‑rated segments, and an underweight to the AAA‑rated segment.

•  Duration positioning, especially an overweight to bonds with effective durations of 12 years and longer.

•  Top detractors from relative performance

•  Sector allocation, particularly overweights to AA‑rated dedicated‑tax and water/sewer bonds.

•  Security selection.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.84%	(0.12)%	1.95%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond Massachusetts Index	2.88%	0.55%	2.10%

Lipper Massachusetts Municipal Debt Funds Classification Average	2.46%	(0.20)%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 479,999,969
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 2,776,601
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$479,999,969

Total number of portfolio holdings	164

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 2,776,601

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Jersey Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NNJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Jersey Municipal Bond Fund returned 2.79% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 3.33%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 10 years and longer.

•  Credit quality allocation, particularly an overweight to BBB‑rated bonds and lower, including non‑rated securities.

•  Overweights to the housing and toll-road sectors.

•  Top detractors from relative performance

•  An underweight to New Jersey state tax‑supported bonds.

•  An overweight to local general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.79%	0.24%	2.31%

Class A Shares at maximum sales charge (Offering Price)	(1.57)%	(0.63)%	1.87%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%

Lipper New Jersey Municipal Debt Funds Classification Average	3.06%	0.51%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 338,837,892
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,916,250
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$338,837,892

Total number of portfolio holdings	238

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,916,250

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137690 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Jersey Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NJCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$160	1.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Jersey Municipal Bond Fund returned 1.98% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 3.33%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 10 years and longer.

•  Credit quality allocation, particularly an overweight to BBB‑rated bonds and lower, including non‑rated securities.

•  Overweights to the housing and toll-road sectors.

•  Top detractors from relative performance

•  An underweight to New Jersey state tax‑supported bonds.

•  An overweight to local general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.98%	(0.55)%	1.67%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%

Lipper New Jersey Municipal Debt Funds Classification Average	3.06%	0.51%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 338,837,892
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,916,250
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$338,837,892

Total number of portfolio holdings	238

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,916,250

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001539 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Jersey Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen New Jersey Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Jersey Municipal Bond Fund returned 3.01% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New Jersey Index, which returned 3.33%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an overweight to bonds with effective durations of 10 years and longer.

•  Credit quality allocation, particularly an overweight to BBB‑rated bonds and lower, including non‑rated securities.

•  Overweights to the housing and toll-road sectors.

•  Top detractors from relative performance

•  An underweight to New Jersey state tax‑supported bonds.

•  An overweight to local general obligation bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.01%	0.45%	2.52%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%

Lipper New Jersey Municipal Debt Funds Classification Average	3.06%	0.51%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 338,837,892
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,916,250
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$338,837,892

Total number of portfolio holdings	238

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,916,250

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001540 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New York Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New York Municipal Bond Fund returned 3.03% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond New York Index, which returned 3.04%.

•  Top contributors to relative performance

•  Credit quality allocation, particularly an overweight to the non‑rated segment and underweights to the BBB‑ and AAA‑rating segments.

•  An underweight to dedicated-tax bonds and overweight to higher education bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to state general obligation bonds and underweights to life-care and multi-family housing bonds.

•  Security selection, primarily among dedicated‑tax bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.03%	(0.06)%	2.00%

Class A Shares at maximum sales charge (Offering Price)	(1.26)%	(0.92)%	1.56%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New York Index	3.04%	0.80%	2.28%

Lipper New York Municipal Debt Funds Classification Average	3.08%	0.30%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 953,389,570
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 5,172,666
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$953,389,570

Total number of portfolio holdings	192

Portfolio turnover (%)	13%

Total management fees paid for the year	$5,172,666

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000137691 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New York Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New York Municipal Bond Fund returned 2.22% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Bond New York Index, which returned 3.04%.

•  Top contributors to relative performance

•  Credit quality allocation, particularly an overweight to the non‑rated segment and underweights to the BBB‑ and AAA‑rating segments.

•  An underweight to dedicated-tax bonds and overweight to higher education bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to state general obligation bonds and underweights to life-care and multi-family housing bonds.

•  Security selection, primarily among dedicated‑tax bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.22%	(0.85)%	1.34%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New York Index	3.04%	0.80%	2.28%

Lipper New York Municipal Debt Funds Classification Average	3.08%	0.30%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 953,389,570
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 5,172,666
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$953,389,570

Total number of portfolio holdings	192

Portfolio turnover (%)	13%

Total management fees paid for the year	$5,172,666

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New York Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen New York Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New York Municipal Bond Fund returned 3.22% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Bond New York Index, which returned 3.04%.

•  Top contributors to relative performance

•  Credit quality allocation, particularly an overweight to the non‑rated segment and underweights to the BBB‑ and AAA‑rating segments.

•  An underweight to dedicated‑tax bonds and overweight to higher education bonds.

•  Top detractors from relative performance

•  Sector positioning, particularly an overweight to state general obligation bonds and underweights to life-care and multi-family housing bonds.

•  Security selection, primarily among dedicated‑tax bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.22%	0.14%	2.20%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Bond New York Index	3.04%	0.80%	2.28%

Lipper New York Municipal Debt Funds Classification Average	3.08%	0.30%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 953,389,570
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 5,172,666
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$953,389,570

Total number of portfolio holdings	192

Portfolio turnover (%)	13%

Total management fees paid for the year	$5,172,666

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023361 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen California High Yield Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NCHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$188	1.83%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.83%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California High Yield Municipal Bond Fund returned 6.0% for Class A Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 6.46%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an underweight to bonds with effective durations of two to six years, and an overweight to bonds with effective durations of 10 years and longer.

•  Underweights to A‑rated and BBB‑rated bonds.

•  The Fund’s use of leverage through its investments in inverse floating rate securities.

•  Top detractors from relative performance

•  An overweight to AA‑rated bonds and underweight to BB‑rated bonds.

•  Underweights to the life care and hospital sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.00%	(1.44)%	2.27%

Class A Shares at maximum sales charge (Offering Price)	1.51%	(2.29)%	1.84%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Yield Index	6.46%	1.95%	4.16%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,074,123,104
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 5,852,467
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$1,074,123,104

Total number of portfolio holdings	537

Portfolio turnover (%)	22%

Total management fees paid for the year	$5,852,467

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137692 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen California High Yield Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$268	2.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.61%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California High Yield Municipal Bond Fund returned 5.2% for Class C Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund underperformed the S&P Municipal Yield Index, which returned 6.46%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an underweight to bonds with effective durations of two to six years, and an overweight to bonds with effective durations of 10 years and longer.

•  Underweights to A‑rated and BBB‑rated bonds.

•  The Fund’s use of leverage through its investments in inverse floating rate securities.

•  Top detractors from relative performance

•  An overweight to AA‑rated bonds and underweight to BB‑rated bonds.

•  Underweights to the life care and hospital sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.20%	(2.23)%	1.62%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Yield Index	6.46%	1.95%	4.16%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,074,123,104
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 5,852,467
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$1,074,123,104

Total number of portfolio holdings	537

Portfolio turnover (%)	22%

Total management fees paid for the year	$5,852,467

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023364 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen California High Yield Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NCHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen California High Yield Municipal Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$166	1.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen California High Yield Municipal Bond Fund returned 6.25% for Class I Shares at net asset value (NAV) for the 12 months ended February 28, 2025. The Fund performed in line with the S&P Municipal Yield Index, which returned 6.46%.

•  Top contributors to relative performance

•  Duration and yield curve positioning, especially an underweight to bonds with effective durations of two to six years, and an overweight to bonds with effective durations of 10 years and longer.

•  Underweights to A‑rated and BBB‑rated bonds.

•  The Fund’s use of leverage through its investments in inverse floating rate securities.

•  Top detractors from relative performance

•  An overweight to AA‑rated bonds and underweight to BB‑rated bonds.

•  Underweights to the life care and hospital sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.25%	(1.24)%	2.49%

S&P Municipal Bond Index	3.38%	0.90%	2.40%

S&P Municipal Yield Index	6.46%	1.95%	4.16%

Lipper California Municipal Debt Funds Classification Average	3.52%	0.28%	2.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,074,123,104
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 5,852,467
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of February 28, 2025)

Fund net assets	$1,074,123,104

Total number of portfolio holdings	537

Portfolio turnover (%)	22%

Total management fees paid for the year	$5,852,467

Holdings [Text Block]
(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by June 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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